Income Taxes - Schedule of the Movement of the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Movement of the Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 7,130	$ 4,829	$ 3,016
Addition of valuation allowance	3,014	2,301	1,813
Net change in the valuation allowance	3,014	2,301	1,813
Balance at the end of the year	$ 10,144	$ 7,130	$ 4,829